PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Details)		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Prepaid expenses and other current assets:
Prepaid expense for bandwidth and servers	[1]	¥ 3,584,000	$ 562,000	¥ 3,533,000
Staff field advances		902,000	142,000	665,000
Prepaid commission		74,520,000	11,694,000	74,520,000
Prepaid service fee		8,000	1,000	8,000
Other deposit and receivables	[2]	51,883,000	8,142,000	49,006,000
Prepaid income tax				6,227,000
Prepaid expense and other current assets		130,897,000	20,541,000	133,959,000
Provision of doubtful accounts		(74,671,000)	(11,718,000)	(8,615,000)
Prepaid expenses and other current assets, net		¥ 56,226,000	$ 8,823,000	¥ 125,344,000
Beijing Zhao Du Technology Co., Ltd. ("Beijing Zhao Du")
Prepaid expenses and other current assets:
Prepaid commission					¥ 67,200,000	$ 10,545,000
Beijing Shuo Ge
Prepaid expenses and other current assets:
Prepaid commission					¥ 7,320,000	$ 1,149,000

[1]	Prepaid expense for bandwidth and servers represents the unamortized portion of prepayments made to the Group's telecom operators and certain technology companies, who provide the Group with access to bandwidth and network servers.
[2]	Other deposit and receivables represent deductible VAT, and other deposits for operation.